Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging [Abstract]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The following tables summarize the valuation of the Partnership's investments as of December 31, 2012 and 2011.

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	802,059	(191,225)	966,315	(2,691,091)	(1,113,942)	3,749
Equity	5,120,882	(854,526)	–	(173,208)	4,093,148	3,326
Foreign currency	1,218,559	(1,476,258)	1,552,135	(50,783)	1,243,653	16,674
Interest rate	1,447,053	(920,247)	–	(325)	526,481	12,900
Total	8,588,553	(3,442,256)	2,518,450	(2,915,407)	4,749,340
Unrealized currency loss					(494,825)
Total net unrealized gain on open contracts					4,254,515

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	460,330	(243,164)	2,195,043	(4,380,019)	(1,967,810)	3,139
Equity	1,099,211	(28,750)	26,530	(202,908)	894,083	2,372
Foreign currency	450,444	(341,345)	2,978,910	(594,982)	2,493,027	23,365
Interest rate	4,507,072	(69,188)	20,422	(359,322)	4,098,984	10,389
Total	6,517,057	(682,447)	5,220,905	(5,537,231)	5,518,284
Unrealized currency loss					(346,204)
Total net unrealized gain on open contracts					5,172,080

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The following tables summarize the net trading results of the Partnership for the years ended December 31, 2012, 2011, and 2010, respectively.

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(25,656,631)	(13,224,390)	(2,284,314)
Equity	11,644,684	(33,865,845)	(11,812,474)
Foreign currency	(10,314,789)	(28,960,337)	10,670,505
Interest rate	14,570,878	16,951,603	28,877,259
Unrealized currency loss	(148,604)	(161,590)	(144,958)
Proceeds from Litigation	–	–	20,678
Total	(9,904,462)	(59,260,559)	25,326,696

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Trading Results	$	$	$
Net realized	(8,986,897)	(56,127,142)	22,922,027
Net change in unrealized	(917,565)	(3,133,417)	2,383,991
Proceeds from Litigation	–	–	20,678
Total Trading Results	(9,904,462)	(59,260,559)	25,326,696